Long-Term Debt	6 Months Ended
Jun. 30, 2025
Long-Term Debt [Abstract]
Long-Term Debt
11.	Long-Term Debt:

The amount of long-term debt shown in the accompanying unaudited interim consolidated balance sheets of December 31, 2024 and June 30, 2025, is analyzed as follows:
		Period Ended
Loan facilities	Borrowers	December 31, 2024	June 30, 2025
5.0 Million Euro Term Loan	MPC Maritime Holding GmbH	3,657,056	5,272,155
Total long-term debt		$3,657,056	$5,272,155
Less: Deferred financing costs		—	—
Total long-term debt, net of deferred finance costs		$3,657,056	$5,272,155

Presented:
Current portion of long-term debt		$1,053,156	$1,171,590
Less: Current portion of deferred finance costs		—	—
Current portion of long-term debt, net of deferred finance costs		$1,053,156	$1,171,590

Non-Current portion of long-term debt		2,603,900	4,100,565
Less: Non-Current portion of deferred finance costs		—	—
Non-Current portion of long-term debt, net of deferred finance costs		$2,603,900	$4,100,565

5 Million Euro Term Loan
On November 20, 2024, MPC Maritime Holding GmbH entered into a term loan in the amount of up to 5.0 million Euro ($5.9 million) with Ostfriesische Volksbank eG. The term loan was drawn down in a tranche of 3,500,000 Euro ($4,100,565) on December 9, 2024 and in a tranche of 1,500,000 Euro (USD 1,757,385) in January 2025. This term loan has a term of five years from the first date of the first installment payment (March 31, 2025), bears interest at a margin of 2.1% - 1.8% over EURIBOR (for drawings in Euro) and over SOFR (for drawings in US Dollar). It is repayable in twenty equal quarterly installments of 250,000 Euro ($292,898) starting on March 31, 2025. The term loan is unsecured and is not subject to any covenants. As of June 30, 2025, the outstanding balance of the loan is $5,272,155.
On November 17, 2023, MPC Capital entered into a revolving credit facility in the amount of 5.0 million Euro (USD 5.9 million) with VR Bank in Holstein eG until further notice. It bears interest at a margin of 1.5% over EURIBOR and is unsecured and is not subject to any covenants. As of June 30, 2025, the facility is not drawn.

The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2025, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2025	$1,171,590
2026	1,171,590
2027	1,171,590
2028	1,171,590
2029	585,795
Total long-term debt	$5,272,155

The weighted average interest rate on the Company’s long-term debt for the six months ended June 30, 2025, was 4.42%.

Total interest incurred on long-term debt for the six months ended June 30, 2024, and 2025, amounted to $7.7 million, and $0.3 million respectively, and is included in Interest and finance costs (Note 21) in the accompanying unaudited interim consolidated statements of comprehensive income.